UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1.	Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended December 31, 2019, the U.S. economy continued to grow, but at a more moderate pace mainly due to concerns about trade. The U.S. Federal Reserve lowered the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end, citing muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy.

During the six-month period, municipal bonds delivered positive returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines, increased employment and the strength of the U.S. economy.

Franklin California Intermediate-Term Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know, all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us.

We appreciate your confidence in us and encourage you to contact us or your financial advisor when you have questions about your Franklin tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin California Intermediate-Term Tax-Free Income Fund

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of December 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin California Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin California

Intermediate-Term Tax-Free Income Fund covers the period ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 Under normal market conditions, the Fund invests at least 65% of its total assets in California municipal securities. The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years.

Credit Quality Composition*

12/31/19

Ratings	% of Total Investments

AAA	20.15%

AA	48.86%

A	15.85%

BBB	9.01%

Below Investment Grade	0.85%

Refunded	2.33%

Not Rated	2.95%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Dividend Distributions*

7/1/19–12/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class

July	2.6578	2.8207	2.2314	2.9688	2.9373

August	2.2450	2.3935	1.8517	2.5303	2.5002

September	2.3328	2.4854	1.9289	2.6258	2.5951

October	2.2750	2.4298	1.8734	2.5700	2.5394

November	2.1090	2.2549	1.7342	2.3861	2.3576

December	2.3349	2.4922	1.9194	2.6364	2.6048

Total	13.9545	14.8765	11.5390	15.7174	15.5344

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.05 on June 30, 2019, to $12.08 on December 31, 2019. The Fund’s Class A shares paid dividends totaling 13.9545 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.27%, based on an annualization of December’s 2.3349 cent per share dividend and the maximum offering price of $12.36 on December 31, 2019. An investor in the 2019 maximum combined effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 4.84% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended December 31, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also advanced as interest rates declined. Municipal bonds delivered positive returns as strong demand dynamics, combined with interest-rate declines, continued to buoy the market.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +2.32% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +1.59% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +4.27% total return.3 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +10.92% total return, outperforming the U.S. municipal bond, U.S. Treasury and corporate bond markets.3

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays Municipal Bond Index posting a +2.32% total return, compared with a +3.76% total return for the Bloomberg Barclays High Yield Municipal Bond Index.3

Municipal bond issuance during the six-month reporting period totaled approximately $249 billion, which represented a 44% increase from the prior-year’s six-month period.4 Approximately $56 billion were issued in October 2019, which was the single largest month of issuance the municipal bond market has seen since December 2017. In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond mutual funds. The Investment Company Institute reported calendar-year 2019 net inflows of approximately $94 billion to the asset class.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% three times in 2019—in July, September and October. The target range for the federal funds rate was 1.50%–1.75% at period-end. In its press release following the October decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and household spending continued to rise at a strong pace.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

California’s large and diverse economy continued to expand during the six months under review. The unemployment rate decreased from 4.2% in June 2019 to 3.9% at period-end, which was higher than the 3.5% national rate.5 The state closed fiscal year 2019 (ended June 30) with a better-than-projected positive balance in its special fund for economic uncertainties and budget stabilization account, resulting from greater-than-projected tax revenues. The enacted fiscal year 2020 budget modestly increased ongoing spending. California’s net tax-supported debt was $2,194 per capita and 3.7% of personal income, compared with the $1,068 and 2.2% national medians, respectively.6 Independent credit rating agency Standard & Poor’s (S&P) affirmed California’s general obligations bonds rating of AA- with a stable outlook.7 The rating reflected S&P’s view on the state’s economy, commitment to balance recurring revenues and expenses, while paying down budgetary debts, solid reserve levels, a strong fiscal-year 2020 liquidity projection, and declining, though moderately high, debt ratios. S&P also noted challenges, however, including persistently high housing costs, difficult-to-forecast revenues, minimal prefunding of retiree health care benefits, and a large backlog of deferred maintenance and infrastructure needs.

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Bureau of Labor Statistics.

6. Source: Moody’s Investors Service, State government – U.S.: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs, 6/3/19.

7. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Composition

12/31/19

% of Total Investments

Utilities	26.09%

General Obligation	15.92%

Transportation	14.50%

Tax-Supported	14.13%

Hospital & Health Care	8.46%

Higher Education	5.58%

Other Revenue	4.87%

Refunded	4.16%

Housing	3.93%

Subject to Government Appropriations	2.36%

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of December 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

6-Month	+1.41%	-0.87%

1-Year	+5.29%	+2.92%

5-Year	+13.25%	+2.05%

10-Year	+46.24%	+3.64%

Advisor[5]

6-Month	+1.54%	+1.54%

1-Year	+5.54%	+5.54%

5-Year	+14.12%	+2.68%

10-Year	+48.05%	+4.00%

Share Class	Distribution Rate	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]
			(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
A	2.27%	4.84%	0.73%	0.68%	1.56%	1.45%
Advisor	2.58%	5.50%	0.99%	0.94%	2.11%	2.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (7/1/19–12/31/19)

Share Class	Net Investment Income

A	$0.139545

A1	$0.148765

C	$0.115390

R6	$0.157174

Advisor	$0.155344

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver

A	0.74%	0.80%

Advisor	0.49%	0.55%

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state then a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 10/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/19 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,014.10	$3.75	$1,021.42	$3.76	0.74%
A1	$1,000	$1,014.90	$2.99	$1,022.17	$3.00	0.59%
C	$1,000	$1,012.00	$5.77	$1,019.41	$5.79	1.14%
R6	$1,000	$1,015.50	$2.33	$1,022.82	$2.34	0.46%
Advisor	$1,000	$1,015.40	$2.48	$1,022.67	$2.49	0.49%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019[a]

Class A

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.05	$11.76

Income from investment operations[b]:

Net investment income[c]	0.14	0.25

Net realized and unrealized gains (losses)	0.03	0.30

Total from investment operations	0.17	0.55

Less distributions from:

Net investment income	(0.14)	(0.26)

Net asset value, end of period	$12.08	$12.05

Total return[d]	1.41%	4.76%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.79%	0.80%

Expenses net of waiver and payments by affiliates and expense reduction[f]	0.74%	0.74%

Net investment income	2.27%	2.58%

Supplemental data

Net assets, end of period (000’s)	$178,068	$96,795

Portfolio turnover rate	6.41%	15.26%

aFor the period September 10, 2018 (effective date) to June 30, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2019
			Year Ended June 30,
	(unaudited)		2019		2018	2017	2016	2015

Class A1

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.04		$11.80		$12.03	$12.50	$12.01	$12.02

Income from investment operations[a]:

Net investment income[b]	0.15		0.32		0.33	0.32	0.34	0.35

Net realized and unrealized gains (losses)	0.03		0.26		(0.24)	(0.47)	0.48	(0.01)

Total from investment operations	0.18		0.58		0.09	(0.15)	0.82	0.34

Less distributions from:

Net investment income	(0.15)		(0.34)		(0.32)	(0.32)	(0.33)	(0.35)

Net asset value, end of period	$12.07		$12.04		$11.80	$12.03	$12.50	$12.01

Total return[c]	1.49%		4.98%		0.78%	(1.18)%	6.97%	2.84%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates and expense reduction	0.64%		0.65%		0.64%	0.63%	0.63%	0.63%

Expenses net of waiver and payments by affiliates and expense reduction	0.59%	[e]	0.59%	[e]	0.61% [e]	0.63%	0.63%	0.63%

Net investment income	2.42%		2.73%		2.74%	2.68%	2.75%	2.89%

Supplemental data

Net assets, end of period (000’s)	$748,653		$761,434		$846,856	$908,564	$1,003,322	$888,213

Portfolio turnover rate	6.41%		15.26%		3.32%	21.19%	3.91%	4.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018	2017	2016	2015

Class C

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.09		$11.85		$12.08	$12.55	$12.06	$12.06

Income from investment operations[a]:

Net investment income[b]	0.11		0.26		0.26	0.26	0.27	0.29

Net realized and unrealized gains (losses)	0.04		0.25		(0.23)	(0.48)	0.49	(0.01)

Total from investment operations	0.15		0.51		0.03	(0.22)	0.76	0.28

Less distributions from:

Net investment income	(0.12)		(0.27)		(0.26)	(0.25)	(0.27)	(0.28)

Net asset value, end of period	$12.12		$12.09		$11.85	$12.08	$12.55	$12.06

Total return[c]	1.20%		4.39%		0.22%	(1.72)%	6.36%	2.34%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates and expense reduction	1.19%		1.20%		1.19%	1.18%	1.18%	1.18%

Expenses net of waiver and payments by affiliates and expense reduction	1.14%	[e]	1.14%	[e]	1.16% [e]	1.18%	1.18%	1.18%

Net investment income	1.87%		2.18%		2.19%	2.13%	2.20%	2.34%

Supplemental data

Net assets, end of period (000’s)	$152,848		$170,241		$221,016	$252,254	$282,917	$243,664

Portfolio turnover rate	6.41%		15.26%		3.32%	21.19%	3.91%	4.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018[a]

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.07	$11.83	$12.12

Income from investment operations[b]:

Net investment income[c]	0.16	0.34	0.32

Net realized and unrealized gains (losses)	0.03	0.25	(0.30)

Total from investment operations	0.19	0.59	0.02

Less distributions from:

Net investment income	(0.16)	(0.35)	(0.31)

Net asset value, end of period	$12.10	$12.07	$11.83

Total return[d]	1.55%	5.09%	0.16%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.52%	0.53%	0.52%

Expenses net of waiver and payments by affiliates[f]	0.46%	0.46%	0.49%

Net investment income	2.55%	2.87%	2.86%

Supplemental data

Net assets, end of period (000’s)	$17,765	$16,310	$12,773

Portfolio turnover rate	6.41%	15.26%	3.32%

aFor the period August 1, 2017 (effective date) to June 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended December 31, 2019		Year Ended June 30,
	(unaudited)		2019		2018	2017	2016	2015

Advisor Class

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.08		$11.83		$12.06	$12.53	$12.04	$12.04

Income from investment operations[a]:

Net investment income[b]	0.15		0.34		0.34	0.34	0.35	0.36

Net realized and unrealized gains (losses)	0.04		0.26		(0.23)	(0.48)	0.49	(—)[c]

Total from investment operations	0.19		0.60		0.11	(0.14)	0.84	0.36

Less distributions from:

Net investment income	(0.16)		(0.35)		(0.34)	(0.33)	(0.35)	(0.36)

Net asset value, end of period	$12.11		$12.08		$11.83	$12.06	$12.53	$12.04

Total return[d]	1.54%		5.15%		0.88%	(1.08)%	7.05%	3.02%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.54%		0.55%		0.54%	0.53%	0.53%	0.53%

Expenses net of waiver and payments by affiliates and expense reduction	0.49%	[f]	0.49%	[f]	0.51% [f]	0.53%	0.53%	0.53%

Net investment income	2.52%		2.83%		2.84%	2.78%	2.85%	2.99%

Supplemental data

Net assets, end of period (000’s)	$621,115		$592,893		$600,698	$639,716	$583,200	$423,951

Portfolio turnover rate	6.41%		15.26%		3.32%	21.19%	3.91%	4.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

f Benefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 98.3%
California 97.5%
ABAG Finance Authority for Nonprofit Corporations Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$1,000,000	$1,126,730
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,125,700
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20	410,000	416,117
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	3,510,000	3,732,253
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,060,110
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	897,588
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	503,406
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,094,100
Airport Commission of the City and County of San Francisco Revenue, San Francisco International Airport, Second Series, Refunding, Series H, 5.00%, 5/01/27	15,000,000	18,436,200
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A, 5.00%, 8/01/25	4,210,000	4,964,979
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	16,373,250
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,289,442
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,181,550
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,638,730
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,300,800
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35	1,650,000	1,975,991
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36	2,045,000	2,442,896
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37	1,330,000	1,583,737
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,107,800
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,635,689
El Camino Hospital, 5.00%, 2/01/29	2,460,000	3,078,026
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,547,588
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,474,704
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,158,030
California HFA Municipal Certificates Revenue, Class A, Series 2, 4.00%, 3/20/33	5,000,000	5,727,400
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,289,700
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,510,330
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,364,927
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26	300,000	358,794
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27	320,000	388,880
California State, Refunding, AGMC Insured, 5.25%, 8/01/32	10,000,000	13,669,000
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/32	875,000	1,045,721
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/34	1,295,000	1,538,823
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/35	1,500,000	1,777,875
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/36	1,595,000	1,886,598

franklintempleton.com	Semiannual Report	15

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Community College Financing Authority College Housing Revenue, (continued)
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/37	$1,600,000	$1,888,064
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/38	1,320,000	1,551,304
California State Department of Water Resources Central Valley Project Revenue, Water Systems, Refunding, Series BA, 5.00%, 12/01/35	12,180,000	15,792,953
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	4,440,000	4,499,230
Refunding, Series N, 5.00%, 5/01/21	10,845,000	11,428,895
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,662,136
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,373,000
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,652,104
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,679,250
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,311,841
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,244,787
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,770,402
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,730
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,975
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	53,653
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,245,350
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,254,090
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,492,288
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,202,200
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	2,094,540
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,791,300
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,382,500
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,376,260
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,573,268
University of San Francisco, Refunding, 5.00%, 10/01/21	1,530,000	1,638,860
University of San Franciso, Refunding, Series A, 5.00%, 10/01/37	1,365,000	1,697,418
California State GO,
Various Purpose, 5.00%, 4/01/30	10,000,000	12,969,500
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,246,350
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	18,169,901
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,511,721
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,751,200
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,742,950
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,234,740
California State HFA, MF Green Mortgage-backed Revenue, Noble Towers Apartments, Green M-TEBS, Refunding, Series N, FNMA Insured, 2.35%, 12/01/35	9,900,000	9,906,237
California State Municipal Finance Authority, Revenue, Northern California Retired Officers Community Paradise Valley Estates Project, Refunding, California Mortgage Insured, 5.00%, 1/01/37	1,310,000	1,558,337
California State Municipal Finance Authority Revenue,
Armenian Home Project, California Mortgage Insured, 5.00%, 5/15/36	1,000,000	1,224,060
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,215,460
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,205,000

16	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Biola University, Refunding, 5.00%, 10/01/33	$1,070,000	$1,281,068
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,191,560
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,364,720
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,430,251
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,364,604
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,155,965
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,738,768
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	1,500,000	1,753,650
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,588,972
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,404,560
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,232,116
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,627,240
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	4,163,320
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,929,350
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,909,500
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,705,828
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,346,700
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,297,899
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,518,273
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,782,619
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,161,780
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,688,511
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	26,600,000	31,447,850
National University, Series A, 5.00%, 4/01/35	1,780,000	2,205,527
National University, Series A, 5.00%, 4/01/37	2,945,000	3,626,237
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,174,840
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,075,176
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,539,590
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,648,318
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,186,050
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,570,320
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,468,875
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	5,229,855
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,552,231
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,209,290
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,206,090
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,215,121
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,724,875
California State Municipal Finance Authority Student Housing Revenue,
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/32	1,000,000	1,242,830
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/33	1,420,000	1,756,313
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/34	1,700,000	2,095,573
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/35	1,000,000	1,229,040
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/36	1,260,000	1,542,454
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/37	1,000,000	1,219,810

franklintempleton.com	Semiannual Report	17

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Student Housing Revenue, (continued)
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/38	$1,000,000	$1,216,100
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/20	575,000	586,374
California State PCFA Water Furnishing Revenue,
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/21	845,000	894,365
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/22	855,000	936,824
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/29	4,350,000	5,469,124
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	10,000,000	11,734,400
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	8,020,462
Trustees of the California State University, Various California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,517,350
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,239,798
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,159,268
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,528,222
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	10,739,300
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,252,460
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,682,560
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	6,118,750
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,614,446
California Statewide CDA Insured Health Facility Revenue,
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/34	750,000	968,280
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/37	735,000	937,346
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,320,419
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,010,710
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,156,900
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,433,988
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,830,870
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	573,695
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,147,390
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,207,100
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,196,779
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,701,647
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,906,230
Carson PFA Reassesment Revenue,
Refunding, 5.00%, 9/02/25	1,000,000	1,174,500
Refunding, 5.00%, 9/02/31	1,000,000	1,289,020

18	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	$1,975,000	$2,033,559
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,198,303
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,312,934
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,750,286
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	10,445,000	10,109,193
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,674,976
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,356,156
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,939,483
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,120,610
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,421,550
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,023,764
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,481,305
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	5,198,545
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,770,735
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,128,390
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,515,439
GO, Santa Clara County, Election of 2012, Series B, Pre-Refunded, 5.00%, 8/01/27	1,500,000	1,770,015
GO, Santa Clara County, Election of 2012, Series B, Pre-Refunded, 5.00%, 8/01/28	1,000,000	1,180,010
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,730,121
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,561,754
Refunding, 5.00%, 10/01/23	1,510,000	1,688,089
Refunding, 5.00%, 10/01/28	1,925,000	2,192,306
Refunding, 5.00%, 10/01/30	1,125,000	1,273,151
Dublin USD, GO, Refunding, 5.00%, 8/01/32	3,220,000	3,945,466
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,448,140
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,551,148
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,918,755
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,330,880
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	6,027,800
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	2,866,640
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,190,183
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,162,460
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	3,019,100
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,336,327

franklintempleton.com	Semiannual Report	19

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	$1,005,000	$1,064,335
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,116,749
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,301,407
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,367,921
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,433,572
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	20,903,875
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,340,025
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,602,945
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	6,262,496
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,516,900
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,030,775
Freddie Mac MF ML Certificates Revenue, Pass - Through ML06, Class A, 2.493%, 7/25/35	24,955,584	25,260,147
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,123,900
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,165,351
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,197,920
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/32	8,135,000	9,705,543
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	10,000,000	11,885,400
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	9,000,000	10,603,890
Imperial Community College District GO,
Imperial County, AGMC Insured, Pre-Refunded, 5.00%, 8/01/23	1,350,000	1,491,440
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,075,377
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,289,059
Imperial Irrigation District Electric System Revenue,
Green Bonds, Refunding, 5.00%, 11/01/36	2,500,000	3,179,650
Green Bonds, Refunding, 5.00%, 11/01/37	3,885,000	4,921,013
Green Bonds, Refunding, 5.00%, 11/01/38	4,075,000	5,138,534
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,837,694
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,177,050
Irvine USD Special Tax,
CFD No. 09-1, Series A, 5.00%, 9/01/29	185,000	232,730
CFD No. 09-1, Series A, 5.00%, 9/01/30	210,000	263,132
CFD No. 09-1, Series A, 5.00%, 9/01/31	175,000	218,447
CFD No. 09-1, Series A, 5.00%, 9/01/32	185,000	230,057
CFD No. 09-1, Series A, 5.00%, 9/01/33	200,000	247,948
CFD No. 09-1, Series A, 5.00%, 9/01/34	225,000	278,156
CFD No. 09-1, Series A, 5.00%, 9/01/35	250,000	307,828
CFD No. 09-1, Series A, 5.00%, 9/01/36	265,000	325,293
CFD No. 09-1, Series A, 4.00%, 9/01/37	285,000	319,308
CFD No. 09-1, Series A, 4.00%, 9/01/38	275,000	306,886

20	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, (continued)
CFD No. 09-1, Series A, 4.00%, 9/01/39	$315,000	$350,513
CFD No. 09-1, Series A, 4.00%, 9/01/40	350,000	388,136
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,244,142
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,206,260
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,175,920
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,494,861
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,229,652
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,379,243
Refunding, Series A, 5.00%, 9/01/29	530,000	619,559
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,792,008
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,401,594
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,938,064
Refunding, Series A, 5.00%, 9/01/33	2,635,000	3,082,001
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,130,545
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,668,800
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,732,497
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,872,124
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,400,000	1,522,192
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	810,000	883,880
Long Beach Harbor Revenue,
Series A, 5.00%, 5/15/37	2,475,000	3,160,921
Series A, 5.00%, 5/15/38	2,250,000	2,858,467
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,466,262
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,430,813
Los Angeles Community College District GO,
Election of 2008, Series K, 4.00%, 8/01/34	3,000,000	3,423,330
Election of 2008, Series K, 4.00%, 8/01/35	6,000,000	6,831,420
Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,660,550
Los Angeles County MTA Sales Tax Revenue,
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,421,893
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,779,377
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,321,900
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,506,950
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	2,946,597
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/37	7,000,000	8,660,680
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/30	2,000,000	2,514,800
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/31	2,685,000	3,358,452
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/32	2,000,000	2,492,120
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/33	2,670,000	3,317,181
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/34	1,415,000	1,753,850
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/35	2,000,000	2,472,200

franklintempleton.com	Semiannual Report	21

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, (continued)
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/36	$2,500,000	$3,085,825
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/36	3,205,000	4,044,774
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/37	3,000,000	3,768,030
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/38	4,000,000	4,998,840
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/39	3,380,000	4,210,060
Los Angeles International Airport, Subordinate, Series F, 5.00%, 5/15/35	5,425,000	6,755,644
Los Angeles International Airport, Subordinate, Series F, 5.00%, 5/15/36	7,000,000	8,690,430
Los Angeles International Airport, Subordinate, Series F, 5.00%, 5/15/38	4,500,000	5,547,015
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,752,124
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	28,655,120
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,762,500
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,651,750
Power System, Series B, 5.00%, 7/01/31	6,700,000	8,131,187
Power System, Series C, 5.00%, 7/01/39	12,860,000	16,344,031
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,060,746
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,352,500
Power System, Series D, 5.00%, 7/01/28	2,550,000	2,995,740
Power Systems, Series C, 5.00%, 7/01/38	14,775,000	18,828,964
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,537,910
Water System, Refunding, Series B, 5.00%, 7/01/34	2,500,000	3,175,175
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	3,968,225
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,965,150
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,144,693
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,295,950
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	36,434,100
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,360,919
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,802,725
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,104,720
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,448,755
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,970,500
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,430,436
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,863,038
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,674,802
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,511,613
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,120,000
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,573,984
Refunding, Series E, 5.00%, 7/01/22	23,900,000	26,329,435
Refunding, Series E, 5.00%, 7/01/23	20,000,000	22,825,200
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,309,389

22	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	$7,500,000	$6,990,150
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,514,432
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	6,555,000
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,255,135
Refunding, 5.00%, 9/01/22	1,495,000	1,638,296
Refunding, 5.00%, 9/01/24	1,810,000	1,978,312
Refunding, 5.00%, 9/01/25	1,000,000	1,091,120
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	11,360,605
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	3,047,648
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,121,114
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/28	1,000,000	1,095,800
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/29	1,280,000	1,400,448
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,927,409
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,845,000	2,089,333
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,708,713
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,260,000	2,767,325
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,186,621
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	310,000	331,489
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,130,473
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,339,158
Riverside County Transportation Commission Revenue, Sales Tax, Limited Tax, Refunding, Series B, 5.00%, 6/01/38	7,805,000	9,707,469
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	4,012,820
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,586,080
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,668,342
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,616,609
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,273,526
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,164,450
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,275,442
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,464,176
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,665,740
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,869,175
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	3,087,232
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,333,886

franklintempleton.com	Semiannual Report	23

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	$1,305,000	$1,391,887
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,190,150
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,375,060
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,416,660
Refunding, 5.50%, 2/01/25	3,770,000	3,788,134
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,339,660
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,547,237
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	7,929,893
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,721,458
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	722,982
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,420,129
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,802,712
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,207,027
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,072,790
Sacramento Transient Occupapancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/34	1,485,000	1,844,415
Convention Center Complex, Senior, Series A, 5.00%, 6/01/35	2,000,000	2,477,540
Convention Center Complex, Senior, Series A, 5.00%, 6/01/36	2,220,000	2,736,638
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,095,080
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,858,488
San Diego County Regional Airport Authority Revenue,
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/35	3,750,000	4,783,087
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/36	5,000,000	6,352,950
Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/39	5,500,000	6,913,830
Subordinate Governmental, Refunding, Series A, 5.00%, 7/01/34	3,600,000	4,608,972
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,219,920
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,026,820
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,014,405
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	3,991,050
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Refunding, Second Series, Series G, 5.00%, 5/01/23	1,400,000	1,474,802
Governmental Purpose, Second Series, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,762,030
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Sereis A, 5.00%, 1/01/34	1,335,000	1,644,480
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/33	1,000,000	1,235,520
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/35	1,000,000	1,228,640
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/36	1,000,000	1,224,930

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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%, 11/01/28	$5,000,000	$5,996,600
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	10,844,749
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,251,515
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,277,444
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26	1,000,000	1,056,020
San Jacinto USD Financing Authority Special Tax Revenue, 5.00%, 9/01/36	1,200,000	1,424,148
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	16,505,680
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,630,900
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,111,170
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,606,180
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,148,863
San Mateo-Foster City PFA Wastewater Revenue,
Clean Water Program, 5.00%, 8/01/34	1,000,000	1,300,630
Clean Water Program, 5.00%, 8/01/36	1,135,000	1,464,922
Clean Water Program, 5.00%, 8/01/38	1,500,000	1,914,420
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,303,038
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,179,590
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,231,199
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,070,860
Santa Ana CRDA Tax Allocation, Merged Project Area, Series A, Pre-Refunded, 6.00%, 9/01/22	5,000,000	5,291,400
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,372,103
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,200,950
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,420,836
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	16,730,637
Series A, 5.00%, 3/01/27	11,945,000	12,966,059
Southern California Public Power Authority Revenue, Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,952,050
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue,
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/35	500,000	615,540
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,227,110
San Diego County Tobacco Asset Securitization Corp., Class 1, Series A, 5.00%, 6/01/38	500,000	610,105
San Diego County Tobacco Asset Securitzation Corp., Class 1, Refunding, Series A, 5.00%, 6/01/39	1,000,000	1,217,260
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.00%, 5/01/28	1,040,000	1,180,202
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,173,130
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,835,557

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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	$1,000,000	$1,027,150
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,027,150
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,511,620
General, Series AM, 5.00%, 5/15/28	1,835,000	2,146,216
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,089,205
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,381,179
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,166,362
Woodland Special Tax, CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/36	1,610,000	1,866,876
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%, 9/01/26	1,435,000	1,554,378

		1,674,986,500

U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,123,919
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,192,480

		4,316,399

Puerto Rico 0.5%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,127,800
[a] Series WW-RSA-1, 5.375%,	5,000,000	3,818,750

		8,946,550

Total U.S. Territories		13,262,949

Total Municipal Bonds before Short Term Investments (Cost $1,583,246,237)		1,688,249,449

Short Term Investments 0.7%

Municipal Bonds 0.7%
California 0.7%
[b] California State GO,
Kindergarten, Series A5, LOC Citibank, Daily VRDN and Put, 1.36%, 5/01/34	1,500,000	1,500,000
Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.37%, 5/01/34	1,300,000	1,300,000
Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.36%, 5/01/33	400,000	400,000
[b] California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, Daily VRDN and Put, 1.42%, 3/01/42	1,200,000	1,200,000
[b] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.29%, 8/15/47	1,000,000	1,000,000
[b] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.50%, 9/02/22	2,678,000	2,678,000

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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
California (continued)
[b] The Regents of the University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.42%, 5/15/48	$1,500,000	$1,500,000
[b] Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.35%, 4/01/36	300,000	300,000
[b] University of California Revenue, General, Refunding, Series AL-3, Daily VRDN and Put, 1.42%, 5/15/48	2,400,000	2,400,000

Total Short Term Investments (Cost $12,278,000)		12,278,000

Total Investments (Cost $1,595,524,237) 99.0%		1,700,527,449

Other Assets, less Liabilities 1.0%		17,921,530

Net Assets 100.0%		$1,718,448,979

See Abbreviations on page 38.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,595,524,237

Value – Unaffiliated issuers	$1,700,527,449
Cash	338,103
Receivables:
Capital shares sold	2,122,541
Interest	18,991,486
Other assets	190

Total assets	1,721,979,769

Liabilities:
Payables:
Capital shares redeemed	1,864,858
Management fees	591,676
Distribution fees	184,232
Transfer agent fees	150,468
Trustees’ fees and expenses	3,977
Distributions to shareholders	600,248
Accrued expenses and other liabilities	135,331

Total liabilities	3,530,790

Net assets, at value	$1,718,448,979

Net assets consist of:
Paid-in capital	$1,661,737,191
Total distributable earnings (losses)	56,711,788

Net assets, at value	$1,718,448,979

Class A:
Net assets, at value	$ 178,068,199

Shares outstanding	14,740,277

Net asset value per share[a]	$12.08

Maximum offering price per share (net asset value per share ÷ 97.75%)	$12.36

Class A1:
Net assets, at value	$ 748,653,360

Shares outstanding	62,011,591

Net asset value per share[a]	$12.07

Maximum offering price per share (net asset value per share ÷ 97.75%)	$12.35

Class C:
Net assets, at value	$ 152,847,797

Shares outstanding	12,608,862

Net asset value and maximum offering price per share[a]	$12.12

Class R6:
Net assets, at value	$ 17,764,867

Shares outstanding	1,467,594

Net asset value and maximum offering price per share	$12.10

Advisor Class:
Net assets, at value	$ 621,114,756

Shares outstanding	51,307,211

Net asset value and maximum offering price per share	$12.11

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2019 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

Investment income:
Interest:
Unaffiliated issuers	$25,413,797

Expenses:
Management fees (Note 3a)	3,919,327
Distribution fees:
Class A	171,152
Class A1	382,065
Class C	526,513
Transfer agent fees: (Note 3e)
Class A	43,787
Class A1	244,238
Class C	51,797
Class R6	3,115
Advisor Class	195,766
Custodian fees (Note 4)	6,169
Reports to shareholders	26,854
Registration and filing fees	13,761
Professional fees	39,777
Trustees’ fees and expenses	33,776
Other	60,567

Total expenses	5,718,664
Expense reductions (Note 4)	(1,950)
Expenses waived/paid by affiliates (Note 3f)	(501,143)

Net expenses	5,215,571

Net investment income	20,198,226

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers.	383,201

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	3,916,301

Net realized and unrealized gain (loss)	4,299,502

Net increase (decrease) in net assets resulting from operations	$24,497,728

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin California Intermediate-Term Tax-Free Income Fund

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$ 20,198,226	$ 43,320,569
Net realized gain (loss)	383,201	(1,109,097)
Net change in unrealized appreciation (depreciation)	3,916,301	34,606,140

Net increase (decrease) in net assets resulting from operations	24,497,728	76,817,612

Distributions to shareholders:
Class A	(1,548,000)	(1,206,811)
Class A1	(9,332,187)	(22,516,946)
Class C	(1,532,109)	(4,349,832)
Class R6	(221,712)	(424,070)
Advisor Class	(7,781,142)	(16,543,152)

Total distributions to shareholders	(20,415,150)	(45,040,811)

Capital share transactions: (Note 2)
Class A	81,087,523	94,620,290
Class A1	(14,763,445)	(100,336,383)
Class C	(17,839,532)	(53,989,458)
Class R6	1,419,401	3,207,130
Advisor Class	26,789,429	(18,948,102)

Total capital share transactions	76,693,376	(75,446,523)

Net increase (decrease) in net assets	80,775,954	(43,669,722)
Net assets:
Beginning of period	1,637,673,025	1,681,342,747

End of period	$1,718,448,979	$1,637,673,025

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Financial Statements (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

1.  Organization and Significant Accounting

Policies (continued)

c.  Security Transactions, Investment Income, Expenses and Distributions (continued)

income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.

Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

32	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

2.  Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended December 31, 2019		Year Ended June 30, 2019[a]

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[b]	7,370,115	$89,111,322	10,138,500	$119,613,053
Shares issued in reinvestment of distributions	115,503	1,398,318	90,668	1,079,389
Shares redeemed	(778,630)	(9,422,117)	(2,195,879)	(26,072,152)

Net increase (decrease)	6,706,988	$81,087,523	8,033,289	$94,620,290

Class A1 Shares:
Shares sold	1,868,401	$22,592,808	5,636,808	$66,518,676
Shares issued in reinvestment of distributions	659,182	7,977,138	1,609,968	19,038,784
Shares redeemed	(3,747,443)	(45,333,391)	(15,793,814)	(185,893,843)

Net increase (decrease)	(1,219,860)	$(14,763,445)	(8,547,038)	$(100,336,383)

Class C Shares:
Shares sold	849,866	$10,324,205	1,389,798	$16,460,255
Shares issued in reinvestment of distributions	100,837	1,225,448	295,034	3,500,924
Shares redeemed[b]	(2,421,887)	(29,389,185)	(6,263,458)	(73,950,637)

Net increase (decrease)	(1,471,184)	$(17,839,532)	(4,578,626)	$(53,989,458)

Class R6 Shares:
Shares sold	293,379	$3,558,435	725,034	$8,567,143
Shares issued in reinvestment of distributions	15,993	194,004	33,248	394,639
Shares redeemed	(192,568)	(2,333,038)	(487,423)	(5,754,652)

Net increase (decrease)	116,804	$1,419,401	270,859	$3,207,130

Advisor Class Shares:
Shares sold	5,811,369	$70,515,764	19,740,958	$233,554,024
Shares issued in reinvestment of distributions	495,100	6,006,934	1,080,942	12,822,654
Shares redeemed	(4,100,127)	(49,733,269)	(22,505,002)	(265,324,780)

Net increase (decrease)	2,206,342	$26,789,429	(1,683,102)	$(18,948,102)

aFor the period September 10,2018 (effective date) to June 30,2019 for Class A.

bMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended December 31, 2019, the annualized gross effective investment management fee rate was 0.464% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement Plans:
Class A	0.25%
Class A1	0.10%
Compensation Plans:
Class C	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$4,808
CDSC retained	$10,318

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2019, the Fund paid transfer agent fees of $538,703, of which $218,317 retained by Investor Services.

f.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class to the Fund do not exceed 0.49% and for Class R6 do not exceed 0.46%, based on the average net assets of each class until October 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

g.  Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2019, these purchase and sale transactions aggregated $82,547,000 and $30,635,000, respectively.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended December 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At June 30, 2019, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$25,838,719
Long term	21,092,356

Total capital loss carryforwards	$46,931,075

At December 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,597,619,702

Unrealized appreciation	$ 107,055,906
Unrealized depreciation	(4,148,159)

Net unrealized appreciation (depreciation)	$ 102,907,747

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, defaulted securities and workout cost turnover.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2019, aggregated $189,920,519 and $103,498,219, respectively.

7.  Defaulted Securities

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December 31, 2019, the aggregate value of this security was $3,818,750, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8.  Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2019, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

franklintempleton.com	Semiannual Report	37

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	HFA	Housing Finance Authority/Agency
ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MF	Multi-Family
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MTA	Metropolitan Transit Authority
BAM	Build America Mutual Assurance Co.	MUD	Municipal Utility District
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SPA	Standby Purchase Agreement
FNMA	Federal National Mortgage Association	SRF	State Revolving Fund
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	CAT S 02/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 28, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	February 28, 2020